Commitments and Contingencies	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
COMMITMENTS AND CONTINGENCIES
Commitments and Contingencies

10.Commitments and Contingencies

In conjunction with our current drilling rig construction program, purchase commitments for equipment, parts and supplies of approximately $205.2 million are outstanding at March 31, 2015.

Other than the matters described below, the Company is a party to various pending legal actions arising in the ordinary course of its business.  We maintain insurance against certain business risks subject to certain deductibles.  None of these legal actions are expected to have a material adverse effect on our financial condition, cash flows or results of operations.

We are contingently liable to sureties in respect of bonds issued by the sureties in connection with certain commitments entered into by us in the normal course of business.  We have agreed to indemnify the sureties for any payments made by them in respect of such bonds.

During the ordinary course of our business, contingencies arise resulting from an existing condition, situation or set of circumstances involving an uncertainty as to the realization of a possible gain contingency.  We account for gain contingencies in accordance with the provisions of ASC 450, Contingencies, and, therefore, we do not record gain contingencies or recognize income until realized.  The property and equipment of our Venezuelan subsidiary was seized by the Venezuelan government on June 30, 2010.  Our wholly-owned subsidiaries, Helmerich & Payne International Drilling Co. and Helmerich & Payne de Venezuela, C.A., filed a lawsuit in the United States District Court for the District of Columbia on September 23, 2011 against the Bolivarian Republic of Venezuela, Petroleos de Venezuela, S.A. (“PDVSA”) and PDVSA Petroleo, S.A. (“Petroleo”).  Our subsidiaries seek damages for the taking of their Venezuelan drilling business in violation of international law and for breach of contract.  While there exists the possibility of realizing a recovery, we are currently unable to determine the timing or amounts we may receive, if any, or the likelihood of recovery.  No gain contingencies are recognized in our Consolidated Financial Statements.

On November 8, 2013, the United States District Court for the Eastern District of Louisiana approved the previously disclosed October 30, 2013 plea agreement between our wholly owned subsidiary, Helmerich & Payne International Drilling Co., and the United States Department of Justice, United States Attorney’s Office for the Eastern District of Louisiana (“DOJ”).  The court’s approval of the plea agreement resolved the DOJ’s investigation into certain choke manifold testing irregularities that occurred in 2010 at one of Helmerich & Payne International Drilling Co.’s offshore platform rigs in the Gulf of Mexico.  We have been engaged in discussions with the Inspector General’s office of the Department of Interior regarding the same events that were the subject of the DOJ’s investigation.  We can provide no assurances as to the timing or eventual outcome of these discussions and are unable to determine the amount of penalty, if any, that may be assessed.  However, we presently believe that the outcome of our discussions will not have a material adverse effect on the Company.

NOTE 13 COMMITMENTS AND CONTINGENCIES

PURCHASE OBLIGATIONS

        During fiscal 2014, we announced agreements to build and operate 83 new FlexRigs in the U.S. Subsequent to September 30, 2014, we announced agreements to build and operate six new FlexRigs in the U.S. As of November 13, 2014, 41 new FlexRigs with customer commitments remained under construction. During construction, rig construction cost is included in construction in progress and then transferred to contract drilling equipment when the rig is placed in the field for service. Equipment, parts and supplies are ordered in advance to promote efficient construction progress. At September 30, 2014, we had purchase orders outstanding of approximately $412.9 million for the purchase of drilling equipment.

LEASES

        At September 30, 2014, we were leasing approximately 204,000 square feet of office space near downtown Tulsa, Oklahoma. We also lease other office space and equipment for use in operations. For operating leases that contain built-in pre-determined rent escalations, rent expense is recognized on a straight-line basis over the life of the lease. Leasehold improvements are capitalized and amortized over the lease term. Future minimum rental payments required under operating leases having initial or remaining non-cancelable lease terms in excess of a year at September 30, 2014 are as follows:

Fiscal Year	Amount
(in thousands)
2015	$7,658
2016	5,165
2017	4,489
2018	3,220
2019	3,213
Thereafter	14,731

Total	$38,476

        Total rent expense was $12.1 million, $9.9 million and $8.5 million for fiscal 2014, 2013 and 2012, respectively.

CONTINGENCIES

        Various legal actions, the majority of which arise in the ordinary course of business, are pending. We maintain insurance against certain business risks subject to certain deductibles. None of these legal actions are expected to have a material adverse effect on our financial condition, cash flows or results of operations.

        We are contingently liable to sureties in respect of bonds issued by the sureties in connection with certain commitments entered into by us in the normal course of business. We have agreed to indemnify the sureties for any payments made by them in respect of such bonds.

        During the ordinary course of our business, contingencies arise resulting from an existing condition, situation, or set of circumstances involving an uncertainty as to the realization of a possible gain contingency. We account for gain contingencies in accordance with the provisions of ASC 450, Contingencies, and, therefore, we do not record gain contingencies and recognize income until realized. The property and equipment of our Venezuelan subsidiary was seized by the Venezuelan government on June 30, 2010. Our wholly-owned subsidiaries, Helmerich & Payne International Drilling Co. and Helmerich & Payne de Venezuela, C.A., filed a lawsuit in the United States District Court for the District of Columbia on September 23, 2011 against the Bolivarian Republic of Venezuela, Petroleos de Venezuela, S.A. ("PDVSA") and PDVSA Petroleo, S.A. ("Petroleo"). Our subsidiaries seek damages for the taking of their Venezuelan drilling business in violation of international law and for breach of contract. While there exists the possibility of realizing a recovery, we are currently unable to determine the timing or amounts we may receive, if any, or the likelihood of recovery. No gain contingencies are recognized in our Consolidated Financial Statements.

        In the third quarter of fiscal 2013 and in the fourth fiscal quarter of 2012, we settled arbitration disputes with third parties not affiliated with the Venezuelan government, PDVSA or Petroleo related to the seizure of our property in Venezuela. Proceeds of $15.0 million and $7.5 million were received and recorded in discontinued operations in fiscal 2013 and 2012, respectively.

        On November 8, 2013, the United States District Court for the Eastern District of Louisiana approved the previously disclosed October 30, 2013 plea agreement between our wholly owned subsidiary, Helmerich & Payne International Drilling Co., and the United States Department of Justice, United States Attorney's Office for the Eastern District of Louisiana ("DOJ"). The court's approval of the plea agreement resolved the DOJ's investigation into certain choke manifold testing irregularities that occurred in 2010 at one of Helmerich & Payne International Drilling Co.'s offshore platform rigs in the Gulf of Mexico. We have been engaged in discussions with the Inspector General's office of the Department of the Interior regarding the same events that were the subject of the DOJ's investigation. Although we presently believe that the outcome of our discussions will not have a material adverse effect on the Company, we can provide no assurances as to the timing or eventual outcome of these discussions.